Share Capital, Common Stock (Details) - USD ($)				1 Months Ended							2 Months Ended	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2010	Jul. 01, 2008	Nov. 30, 2019	Oct. 31, 2019	Jun. 30, 2019	Feb. 28, 2019	Feb. 05, 2019	Dec. 31, 2018	Nov. 30, 2018	Feb. 21, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2016
Class of Stock [Line Items]
Treasury shares (in shares)	0								458,088			0	458,088
Ordinary shares issued (in shares)				3,963,964						1,441,048
Audit Committee Chairman
Class of Stock [Line Items]
Share based compensation value of transaction			$ 15,000
Share-based payment (in shares)												36,937	18,996	31,286
Independent directors
Class of Stock [Line Items]
Share based compensation value of transaction		$ 7,500
Share-based payment (in shares)												36,937	18,996	31,286
2016 Share Repurchase Program
Class of Stock [Line Items]
Treasury shares (in shares)									113,076				113,076	0
2016 Share Repurchase Program | Common Stock
Class of Stock [Line Items]
Stock repurchase program, number of shares authorized to be repurchased (in shares)															2,000,000
2018 Share Repurchase Program | Common Stock
Class of Stock [Line Items]
Stock repurchase program, number of shares authorized to be repurchased (in shares)									3,000,000				3,000,000
Share repurchased (in shares)								1,332,182	345,012
Repurchased shares canceled (in shares)							1,677,194
2019 June Share Repurchase Program | Common Stock
Class of Stock [Line Items]
Stock repurchase program, number of shares authorized to be repurchased (in shares)						5,000,000
Share repurchased (in shares)						1,361
2019 October Share Repurchase Program | Common Stock
Class of Stock [Line Items]
Stock repurchase program, number of shares authorized to be repurchased (in shares)					3,000,000
Share repurchased (in shares)					1,000,935
2019 December Share Repurchase Program | Common Stock
Class of Stock [Line Items]
Stock repurchase program, number of shares authorized to be repurchased (in shares)	1,500,000											1,500,000
Share repurchased (in shares)	0
Hull No. S 1772
Class of Stock [Line Items]
Installment payment				$ 6,600,000						$ 3,300,000
Subsequent Event | 2019 December Share Repurchase Program | Common Stock
Class of Stock [Line Items]
Share repurchased (in shares)											1,500,000